Fixed deposits with financial institutions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fixed Deposits With Financial Institutions
Schedule of fixed deposits with financial institutions
	September 30, 2024	December 31, 2023
	USD	USD

Fixed deposits with financial institutions	773,575	681,313

	2023	2022
	USD	USD
Fixed deposits with financial institutions	681,313	859,902